Trade and Other Payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023
Trade and other payables [abstract]
Trade payables	$ 5,338	$ 4,893
Other payables	1,426	1,407
Total	6,764	6,300
Current	6,719	6,296
Non-current	$ 45	$ 4